Benefit Plans, Valuation, Stock-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 1,900	$ 857	$ 480
Income tax benefit related to stock-based compensation		343	192
Stock Options [Member]
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Income tax benefit related to stock-based compensation	$ 788
Options maximum term	5 years
Unrecognized stock-based compensation expense related to non-vested stock options	$ 184
Unrecognized compensation expense, period of recognition	2 years 2 months 1 day
Restricted Common Shares [Member]
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 150	224	204
Restricted Shares Units [Member]
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 633	$ 610	324
Options maximum term	3 years
Unrecognized stock-based compensation expense	$ 1,200
Unrecognized compensation expense, period of recognition	26 months
Shares [Roll Forward]
Balance, December 31, 2016 (in shares)	215,050
New awards granted (in shares)	70,650
Forfeited awards (in shares)	(9,200)
Awards settled (in shares)	(63,400)
Balance, December 31, 2017 (in shares)	213,100	215,050
Shares vested after term	100.00%
Liability related to awards	$ 749	$ 687
Performance Share Units [Member]
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 1,200	$ 23	$ (48)
Options maximum term	3 years
Unrecognized stock-based compensation expense	$ 1,900
Unrecognized compensation expense, period of recognition	24 months
Shares [Roll Forward]
Balance, December 31, 2016 (in shares)	357,000
New awards granted (in shares)	94,600
Awards settled (in shares)	(81,500)
Balance, December 31, 2017 (in shares)	370,100	357,000
Shares vested after term	100.00%
Liability related to awards	$ 1,500	$ 323